COMMON SHARE	12 Months Ended
Mar. 31, 2018
COMMON SHARE
COMMON SHARE

15.COMMON SHARE

Before the completion of the IPO in April 2014, the Class A and Class B common shares were owned by Mr. Lee Ligang Zhang, his spouse and other shareholders. Immediately prior to the completion of the IPO, Class B common shares were automatically converted into Class A common shares on a one-for-one basis and 805,100 of the Group’s outstanding Class A common shares held by Time Intelligent Finance Limited were redesignated into Class C common shares. According to the Company’s Amended and Restated Articles of Association which became effective upon the completion of the IPO, the Company currently has two classes of authorized ordinary shares, Class A common shares and Class C common shares.

All Class C common shares are held by Time Intelligent Finance Limited and beneficially owned by Mr. Lee Ligang Zhang’s family trust. The rights of the holders of Class A and Class C common shares are identical, except with respect to voting and conversion rights. Each Class A common share is entitled to one vote per share, while each Class C common share is entitled to 15 votes per share and is convertible at any time into one Class A common share. Holders of Class A and Class C common shares shall at all times vote together as one class on all matters subject to a shareholders’ vote.

On April 9, 2014, the Company completed its IPO in NASDAQ and a concurrent private placement. The Company issued 5,215,794 Class A ordinary shares, consisting of (i) 3,787,223 Class A common shares offered through IPO, and (ii) 1,428,571 Class A common shares issued in connection with the concurrent private placement. All of the Company’s preferred shares were automatically converted into 20,781,515 Class A common shares.

On May 9, 2014, the Company issued an additional 514,556 Class A common shares to the investment bankers for excising the Green Shoe option.

On December 2, 2015, the Board of Directors of the Group adopted a rights agreement, commonly referred to as a “poison pill,” and authorized the issuance of one Right for each outstanding Class A Common Share and Class C Common Share (the “Rights Plan”). The Rights Plan is intended to deter hostile or coercive attempts to acquire the Company. The Rights Plan enables shareholders to acquire shares of the Company’s common shares, at a substantial discount to the public market price should any person or group acquire more than 10% of the Company’s common shares. No common shares were issued under the Rights Plan.

On November 28, 2016, the Board of Directors of the Company unanimously approved the extension of its Rights Plan, formerly scheduled to expire on December 2, 2016, for another year, which ended on December 2, 2017.

39,648,485 common shares were authorized and 34,721,539 common shares were issued and outstanding as of March 31, 2017 and 2018 respectively.